Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
12. Revenues
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Time charter revenues	26,331,752	21,738,874	20,153,955
Bareboat revenues	1,906,328	—	—
Voyage charter revenues	67,957,871	158,583,636	124,860,634
Other income	823,927	3,403,310	2,465,391

Total	97,019,878	183,725,820	147,479,980

Time charter agreements may have renewal options for one to 12 months. The related charter hire is generally payable in advance. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo.
The Company may enter into time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.

Vessels

may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2022, 2023 and 2024 was $7.0 million, $19.2 million and $23.8 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2023 and December 31, 2024, receivables from the Company’s voyage charters amounted to $12.6 million and $11.8 million, respectively.

As
 of December 31, 2023 and 2024, the Company recognized $
302,773
 and $
652,769
, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As of December 31, 2023 and 2024, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $6.7 million and $5.4 million, respectively. The Company recognized the undelivered performance obligation as of December 31, 2023 as revenues in the first quarter of 2024. The Company will recognize the undelivered performance obligation as of December 31, 2024 as revenues in the first quarter of 2025.